Accumulated Other Comprehensive (Loss) Income (Details 2) (USD $) In Thousands, unless otherwise specified	1 Months Ended	3 Months Ended						4 Months Ended		12 Months Ended
	Dec. 30, 2012	Dec. 28, 2014	Jun. 15, 2014	Mar. 23, 2014	Dec. 29, 2013	Jun. 16, 2013	Mar. 24, 2013	Oct. 05, 2014	Oct. 06, 2013	Dec. 28, 2014	Dec. 29, 2013
Items reclassified out of each component of AOCI and the related tax effects
Interest income (expense)	$ (7,133)	$ (8,119)	$ (8,922)	$ (8,836)	$ (10,550)	$ (12,467)	$ (12,962)	$ (11,725)	$ (14,386)	$ (37,602)	$ (50,365)
Total before income tax	(14,092)	12,896	18,034	3,847	(11,533)	5,518	1,719	15,195	17,896	49,972	13,600
Income tax (provision) benefit	4,804	(3,623)	(6,919)	(1,340)	4,544	(1,920)	(190)	(4,972)	(7,863)	(16,854)	(5,429)
Reclassification adjustments, net of tax	(9,288)	9,273	11,115	2,507	(6,989)	3,598	1,529	10,223	10,033	33,118	8,171
Total reclassifications, net of tax										9	(18)
Cash Flow Hedging Activity
Items reclassified out of each component of AOCI and the related tax effects
Total reclassifications, net of tax										9	(18)
Cash Flow Hedging Activity | Amount Reclassified from AOCI | Swap
Items reclassified out of each component of AOCI and the related tax effects
Interest income (expense)										15	30
Total before income tax										15	(30)
Income tax (provision) benefit										(6)	12
Reclassification adjustments, net of tax										$ 9	$ (18)